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Calamos Timpani Small Cap Growth Fund
Calamos Timpani Small Cap Growth Fund
Investment Objective
Calamos Timpani Small Cap Growth Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 124 of the Fund’s prospectus, in the Appendix to this prospectus and “Share Classes and Pricing of Shares” on page 75 of the Fund’s statement of additional information. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a plan record-keeper or financial intermediary, for transactions in Class R6 shares, which are not reflected in the table or the example below.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Timpani Small Cap Growth Fund	CLASS A	CLASS I	CLASS R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Timpani Small Cap Growth Fund		CLASS A	CLASS I	CLASS R6
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service Fees (12b-1)		0.25%	none	none
Other Expenses		0.23%	0.24%	0.20%
Total Annual Fund Operating Expenses		1.38%	1.14%	1.10%
Expense Reimbursement	[1]	(0.08%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Reimbursement		1.30%	1.05%	1.01%
[1]	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2022 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares and Class I shares are limited to 1.30% and 1.05% of average net assets, respectively. The Fund’s investment advisor has contractually agreed to limit the Fund’s annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.05% less the Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund’s other share classes divided by the aggregate average annual net assets of the Fund’s other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any. CALAMOS ADVISORS may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2022 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Expense Example - Calamos Timpani Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	601	876	1,179	2,040
Class I	107	344	610	1,370
Class R6	103	331	588	1,324

Expense Example, No Redemption - Calamos Timpani Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	601	876	1,179	2,040
Class I	107	344	610	1,370
Class R6	103	331	588	1,324

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. From May 31, 2019 (the date of the Fund’s inception) through the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 141.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund’s investment adviser, CALAMOS ADVISORS LLC (“Calamos Advisors”), believes have sound growth potential. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. Currently, the Fund has significant investments in the healthcare and technology sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. However, the Fund is actively managed, and its portfolio may change in the future.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.
  Cash Holdings Risk — The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund’s investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the Fund may underperform the broader market or experience greater volatility.
  Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid and large company stocks. The prices of small company stocks tend to be more volatile than prices of mid and large company stocks.

Fund Performance
The performance shown in the bar chart and performance table for the period May 31, 2019 through December 31, 2019 is the Fund’s performance whereas performance prior to May 31, 2019 is that of another investment vehicle (the “Predecessor Fund”) prior to the commencement of the Fund’s operations. On May 31, 2019, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the Fund adopted the performance and financial history of the Predecessor Fund. The Fund has the same investment objective, strategy and portfolio manager as the Predecessor Fund. As a result, the performance of the Fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Institutional Class performance which was adopted by the Class I shares of the Fund for periods prior to the Reorganization. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The average annual total return table compares the Predecessor Fund’s Institutional Class performance which was adopted by the Class I shares of the Fund and Class Y performance which was adopted by the Class A shares of the Fund and adjusted to reflect the maximum sales load of 4.75% for Class A shares, to that of the Russell 2000 Growth Index. “Since Inception” return shown for the Russell 2000 Growth Index is the return since the inception of the Predecessor Fund’s Class Y shares. Class R6 has not yet had a full calendar year of operations, and therefore performance information is not yet available. An index reflects no deduction for fees, expenses or taxes. To the extent that dividends and distributions have been paid by the Predecessor Fund, the performance information for the Predecessor Fund in the chart and table assumes reinvestment of the dividends and distributions. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
[1]	Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Best Quarter Return	17.47% (3.31.12)	Worst Quarter Return	-23.65% (12.31.18)

The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
Average Annual Total Returns - Calamos Timpani Small Cap Growth Fund		INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A		Jan. 06, 2014	14.54%	8.11%	6.73%
Class I		Mar. 23, 2011	20.68%	9.59%	11.74%
Class I | Return after taxes on distributions	[1]	Mar. 23, 2011	19.31%	8.99%	11.31%
Class I | Return after taxes on distributions and sale of Fund shares	[1]	Mar. 23, 2011	13.20%	7.55%	9.64%
Class R6		May 31, 2019			5.26%
Russell 2000 Growth Index			28.48%	9.34%	11.12%
[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.